Goodwill and Impairment Review of Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [abstract]
Summary of Reconciliation of Changes in Goodwill	A reconciliation of the changes in goodwill were as follows:

December 31,	2024	2023

Opening balance	$433	$498

Impairment	-	(65)

Currency translation effects	(11)	-

Closing balance	$422	$433